UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Item 1.	Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments December 31, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Tax-Exempt Municipal Bonds (100.4%)
	Alabama (1.3%)
$2,000	Jefferson County, Alabama, School Ser 2004 A	5.25%		01/01/15		$2,159,300

	Alaska (2.7%)
1,500	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (AMBAC Insd)	5.25		12/01/21		1,556,010
1,000	Alaska International Airports, Ser 2002 B (AMBAC Insd)	5.75		10/01/13		1,093,040
1,955	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	4.625		06/01/23		1,833,751
						4,482,801
	Arizona (2.5%)
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001A	5.25		10/01/16		1,118,870
2,000	Glendale Industrial Development Authority, Arizona, John C Lincoln Health Network Ser 2005 B	5.25		12/01/02		2,003,120
1,000	University of Arizona, Ser 2005 B COPs (AMBAC Insd)	5.00		06/01/20		1,056,040
						4,178,030
	Arkansas (0.6%)
1,000	Washington County, Arkansas, Washington Regional Medical Center Ser 2005 B	5.00		02/01/19		1,004,990

	California (13.2%)
2,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp, Ser 2006 A	0.00	#	06/01/28		1,549,180
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Refg Ser 2005	5.00		11/15/19		2,057,560
1,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90		06/01/14		1,078,100
1,825	California Statewide Communities Development Authority, Adventist Health West Ser 2005 A	5.00		03/01/19		1,883,090
1,000	California Statewide Communities Development Authority, Lancer Educational Student Hosing Ser 2007	5.40		06/01/17		1,004,710
1,000	Golden State Tobacco Securitization Corporation, California, Asset-Backed Ser 2007 A-1	5.00		06/01/33		867,450
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.60		06/01/21		2,054,520
1,500	Independent Cities Lease Financing Authority, California, San Juan Mobile Estates Ser 2006 A	4.875		05/15/26		1,417,215
1,470	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00		12/01/17		1,480,922
2,000	Orange County, California, Airport Refg Ser 1997 (AMT) (MBIA Insd)	5.50		07/01/11		2,043,360
2,000	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (AMBAC Insd)	5.25		08/15/14		2,189,220
2,000	Power Supply Ser 2002 A (AMBAC Insd)	5.50		05/01/14		2,188,480
1,000	Power Supply Ser 2002 A (MBIA Insd)	5.50		05/01/13		1,095,930
1,000	Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006	5.00		03/01/20		1,004,930
						21,914,667
	Colorado (1.9%)
2,000	Colorado Department of Transportation, Refg Ser 2002 B (MBIA Insd)	5.00		06/15/11		2,119,200
1,000	Pueblo School District #60, Colorado, Ser 2002 (FSA Insd)	5.375		12/15/14		1,090,790
						3,209,990
	Delaware (1.3%)
2,000	Sussex County, Delaware, Ser 2003 (AMBAC Insd)	5.00		10/15/11		2,130,720

	District of Columbia (1.3%)
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC Insd)	5.25		02/01/16		1,079,340
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/19		1,042,130
						2,121,470
	Florida (8.0.%)
1,000	Alachua County Health Facilities Authority, Florida, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA Insd)	6.25		12/01/11		1,087,050
1,000	Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC Insd)	5.75		10/01/11		1,068,750
2,000	Jacksonville Electric Authority, Florida, St Johns River Power Park Refg Issue 2 Ser 17	5.25		10/01/15		2,134,940
2,000	Manatee County School District, Florida, Sales Tax Ser 2003 (AMBAC Insd)	5.00		10/01/15		2,157,080
2,000	Miami-Dade County Educational Facilities Authority, Florida, University of Miami Ser 2004 A (AMBAC Insd)	5.00		04/01/14	+	2,171,080
2,000	Orange County School Board, Florida, Ser 2001 A COPs (AMBAC Insd)	5.25		08/01/14		2,151,080
1,000	St Johns County Industrial Development Authority, Florida, Glenmoor Ser 2006 A	5.25		01/01/26		898,330
1,500	University of Central Florida, UCF Convocation Corp Ser 2005 A COPs (FGIC Insd)	5.00		10/01/17		1,599,015
						13,267,325

	Georgia (2.3%)
1,500	Clayton County Water Authority, Georgia, Refg Ser 2003	5.25	05/01/14	1,657,035
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA Insd)	5.25	11/01/14	2,161,680
				3,818,715
	Hawaii (0.6%)
1,000	Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC Insd)	5.25	07/01/13	1,039,630

	Illinois (2.2%)
855	Southwestern Development Authority, Illinois, Tri-City Regional Port District Refg Ser 2003 A (AMT)	4.90	07/01/14	842,440
2,000	University of Illinois, COPs Ser 2003 (AMBAC Insd)	5.00	10/01/14	2,157,660
700	Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1	5.25	03/01/15	698,915
				3,699,015
	Indiana (0.6%)
1,000	Indiana Health Facilities Financing Authority, Community Hospitals Ser 2005 A (AMBAC Insd)	5.00	08/01/31	1,041,340

	Kansas (1.8%)
3,000	Unified Government of Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	4.75	12/01/16	2,985,870

	Kentucky (0.4%)
595	Kentucky Property & Buildings Commission, Project No. 69 Ser A (FSA Insd)	5.25	08/01/15	633,479

	Louisiana (0.3%)
500	Louisiana Offshore Terminal Authority Deepwater Port Ser 2007 B-2	4.30	10/01/37	509,250

	Maine (1.3%)
2,000	University of Maine, Ser 2002 (FSA Insd)	5.375	03/01/12	2,168,500

	Maryland (6.3%)
1,000	Baltimore County, Maryland, Oak Crest Village Inc. Ser 2007 A	5.00	01/01/22	988,600
1,000	Baltimore Maryland Convention Center Hotel Ser 2006 A (XLCA Insd)	5.25	09/01/21	1,052,900
2,000	Maryland Department of Transportation, Ser 2003	5.25	12/15/14	2,234,800
1,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2006 B	5.00	01/01/17	987,890
1,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Ser 1998 A (FSA Insd)	5.25	08/15/12	1,030,350
1,000	Maryland State Economic Development Corporation, Chesapeake Bay Conference Center Ser 2006 A	5.00	12/01/16	981,990
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Refg Ser 2003 (AMT) (AMBAC Insd)	5.50	04/01/12	3,215,250
				10,491,780
	Massachusetts (1.4%)
1,000	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA Insd)	5.625	01/01/12	1,078,870
1,000	Massachusetts, Ser 2001 D (MBIA Insd)	6.00	11/01/13	1,140,330
				2,219,200
	Michigan (3.0%)
1,575	Detroit, Michigan, CoBo Hall Ser 2003 (MBIA Insd)	5.00	09/30/13	1,702,118
1,100	Michigan Hospital Finance Authority, Henry Ford Health Ser A 2006 A	5.00	11/15/20	1,119,657
2,000	Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA Insd)	5.25	01/01/12	2,146,960
				4,968,735
	Minnesota (0.6%)
1,000	Minneapolis & St. Paul, Metropolitan Airports Commission, Minnesota, Ser 2005 B (AMT) (AMBAC Insd)	5.00	01/01/20	1,027,320

	Missouri (6.9%)
1,500	Fenton, Missouri, Gravois Bluffs Refg Ser 2006	5.00	04/01/13	1,564,530
1,000	Gravois Bluffs Transportaion Development District, Montana, Sales Tax Ser 2007	4.75	05/01/32	967,570
3,000	Jackson County Reorganized School District #4, Missouri, Ser 2005 (FSA Insd)	5.00	03/01/17	3,108,840
2,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC Insd)	5.00	02/01/14	2,156,460
1,000	Missouri Board of Public Buildings, Ser A 2003	5.50	10/15/13	1,116,630
1,540	St Louis County Industrial Development Authority, Missouri,The Ranken-Jordan Home for Convalescent Crippled Children Ser 2007	5.00	11/15/22	1,373,049
1,100	St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 2003 A (FSA Insd)	5.25	07/01/12	1,176,439
				11,463,518
	Nevada (0.7%)
1,000	Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.00	07/01/13	1,054,990

	New Hampshire (1.1%)
1,750	New Hampshire, Turnpike Refg Ser 2003 (AMBAC Insd)	5.00	02/01/16	1,867,863

	New Jersey (3.6%)
1,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 (FGIC Insd)	5.00	06/15/12	1,060,440
1,000	New Jersey Economic Development Authority, School Construction Refg 2005 Ser N-1 (AMBAC Insd) ++	5.00	09/01/17	1,084,790
2,000	Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC Insd)	5.00	12/01/14	2,166,240
2,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625	06/01/26	1,722,880
				6,034,350
	New York (6.3%)
2,000	Erie County Industrial Development Agency, New York, Buffalo School District Ser 2003 (FSA Insd)	5.75	05/01/14	2,225,540
2,000	New York City Industrial Development Agency, New York, Terminal One Group Association Ser 2005 (AMT)	5.00	01/01/10	2,041,160
1,000	New York City, New York, 2003 Ser C (FSA Insd)	5.25	08/01/11	1,069,660
3,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B	5.50	06/01/15	3,127,530
1,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.25	01/01/14	1,068,650
1,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.00	06/01/26	966,320
				10,498,860
	Ohio (4.2%)
1,390	Akron Bath Copley, Joint Town Hospital District, Ohio, Akron General Ser 2006 A	5.00	01/01/15	1,441,055
2,250	Franklin County, Ohio, Trinity Health Ser 2005 A	5.00	06/01/17	2,362,297
1,000	Ohio Building Authority, Highway Safety Building 2001 Ser A	5.50	10/01/15	1,076,950
2,000	Ohio Municipal Electric Generation Agency, American Municipal Power-Ohio Inc Refg 2004 (AMBAC Insd)	5.00	02/15/16	2,147,200
				7,027,502
	Oregon (1.3%)
2,000	Portland, Oregon, Sewer Refg 2004 Ser B (FSA Insd)	5.00	06/01/17	2,168,040

	Pennsylvania (2.2%)
1,500	Harrisburg Authority, Pennsylvania, Harrisburg University of Science & Technology Ser 2007 A	5.40	09/01/16	1,515,915
1,000	Pennsylvania State University, Refg Ser 2002	5.25	08/15/13	1,096,220
1,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Ser 2002	5.25	09/15/14	1,079,770
				3,691,905
	South Carolina (0.8%)
35	Lexington County, South Carolina, Health Services District Inc., Lexmed Inc. Ser 2007	5.00	11/01/16	36,547
175	Richland County, South Carolina, Environmental Improvement Ser 2007 A	4.60	09/01/12	175,026
1,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA Insd)	5.25	01/01/15	1,081,060
				1,292,633
	Tennessee (3.5%)
410	Chattanooga Health, Educational and Housing Facilities Board, Tenessee, University of Tennesse Chattanooga Refg Ser 2005 A	5.00	10/01/15	413,243
1,200	Sullivan County Health, Educational & Housing Facilities Board, Tennessee, Wellmont Health System Ser 2006 C	5.00	09/01/22	1,183,368
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A +++	5.25	09/01/19	4,160,920
				5,757,531
	Texas (6.4%)
2,000	Dallas Fort Worth International Airport, Texas, Refg Ser 2006 (AMT) (XLCA Insd)	5.00	11/01/12	2,053,440
2,000	Dallas Fort Worth International Airport, Texas, Refg Ser 2006 A (AMT) (XLCA Insd)	5.00	11/01/13	2,053,440
65	Harris County Hospital District, Texas, Ser 2007 A (MBIA Insd)	5.00	02/15/11	68,073
1,000	Houston, Texas, Combined Utility First Lien Refg Ser 2004 A (MBIA Insd)	5.25	05/15/10	1,047,950
1,000	Lower Colorado River Authority, Texas, LCRA Services Corp Refg Ser 2004 (FGIC Insd)	5.00	05/15/19	1,041,940
2,000	Texas Tech University, Refg & Impr Ser 2003 (AMBAC Insd)	5.25	02/15/15	2,169,700
2,000	West Harris County Regional Water Authority, Texas, Ser 2005 (FSA Insd)	5.00	12/15/17	2,153,820
				10,588,363
	Virginia (2.8%)
2,000	Chesterfield County Industrial Development Authority, Virginia, Virginia Electric & Power Co Ser 1985	5.50	10/01/09	2,013,120
1,500	Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC Insd)	5.25	07/15/13	1,625,925
1,000	Tobacco Settlement Financing Corporation, Virginia, Asset Backed Ser 2005	5.25	06/01/19	1,051,930
				4,690,975
	Washington (7.0%)
2,000	Bellevue School District #405, Washington, Ser 2002 (FGIC Insd)	5.00	12/01/15	2,138,100
2,000	Klickitat County Public Utilities District #1, Washington, Refg Ser 2006 B (FGIC Insd)	5.25	12/01/21	2,161,720
2,030	North Kitsap School District #400, Washington, Refg Ser 2005 (FSA Insd)	5.125	12/01/18	2,211,766
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd) +++	5.00	12/01/23	4,070,520
1,000	Seattle, Washington, Municipal Light & Power Refg Ser 2000	5.625	12/01/14	1,064,120
				11,646,226
	Total Tax-Exempt Municipal Bonds (Cost $165,449,643)			166,854,883

NUMBER OF SHARES (000)
	Short-Term Investment (a) (2.3%)
	Investment Company
3,816	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class
	(Cost $3,816,370)	3,816,370

	Total Investments
	(Cost $169,266,013)	170,671,253

PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Notes Related to Securities Held (-3.6%)
$(6,010)	Notes with interest rates ranging from 3.50% to 3.53% at December 31, 2007 and contractual maturities of collateral ranging from 09/01/19 to 12/01/23 ++++		(6,010,000)
	(Cost ($6,010,000))

	Total Net Investments
	(Cost $163,256,013) (b) (c)	99.1%	164,661,253
	Other Assets in Excess of Liabilities	0.9	1,422,224
	Net Assets	100.0%	$166,083,477

______________
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
#	Security is a “step-up” bond where the coupon increases on a predetermined future date.
+	Prerefunded to call date shown.
++	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $102,025.
+++	Underlying security related to inverse floater entered into by the Fund.
++++	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at December 31, 2007.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Fund totaled $80,871, for the period ended December 31, 2007.

(b)	Securities have been designated as collateral in an amount equal to $71,665,396 in connection with open futures contract.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at December 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
30	Long	U.S.Treasury Notes 5 Year,	$3,308,438	$13,835
		March 2008
101	Long	U.S.Treasury Notes 2 Year,	21,235,250	20,356
		March 2008
177	Long	Treasury Swap 10 Year,	19,552,969	61,722
		March 2008
195	Short	U.S.Treasury Notes 10 Year,	(22,111,173)	(58,910)
		March 2008
49	Short	U.S.Treasury Bonds 20 Year, March 2008	(5,702,375)	12,107
	Net Unrealized Appreciation			$49,109

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer February 15, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Limited Term Municipal Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Limited Term Municipal Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

5